INCOME TAXES	12 Months Ended
Jun. 30, 2022
INCOME TAXES
INCOME TAXES

27. INCOME TAXES

Canadian

Income Taxes

The major factors that cause variations from the Company’s combined federal and provincial statutory Canadian income tax rates were the following:

	June 30, 2022	June 30, 2021	June 30, 2020
Loss from Canadian operations	$(3,352,945)	$(3,533,381)	$(4,254,121)
Combined Canadian statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$(880,530)	$(936,346)	$(1,127,342)
Increase in taxes resulting from:
Stock-based compensation expense	509	249,951	277,895
Other	97,998	151,821	122,137
Unrecognized benefit of non-capital losses	829,661	836,177	672,781
Provision for income taxes, net of (recovery)	$39,637	$301,603	$(54,349)

Deferred Income Taxes

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

A deferred tax asset has not been recognized in respect of the above because it is not probable that future taxable profits will be available against which the temporary difference can be utilized.

	June 30,	June 30,	June 30,
	2022	2021	2020
Amounts related to tax loss carry forwards	16,836,000	13,857,000	11,898,000
Deferred Tax Liabilities	June 30, 2022	June 30, 2021

Licenses	$21,420	$36,540

Non-capital Losses

As at June 30, 2022, the Company has accumulated non-capital tax loss carry forwards for income tax purposes of carry-forward of approximately $16,836,000 which may be applied against future Canadian taxable income and expire as detailed below. No deferred taxes have been recognized in these consolidated financial statements in respect of the following as the probability that future taxable profit will allow the deferred tax asset to be recognized cannot be predicted at this time.

The net operating losses for these years will not be available to reduce future taxable income until the returns are filed.

2027	536,000
2028	868,000
2029	1,047,000
2030	627,000
2031	251,000
2032	161,000
2033	52,000
2034	115,000
2035	177,000
2036	74,000
2037	88,000
2038	1,399,000
2039 2040	3,602,000 2,901,000
2041	1,959,000
2042	2,979,000
$16,836,000

United States

Income Taxes

The major factors that cause variations from the Company’s combined United States federal and state level income tax rates were the following:

	June 30, 2022	June 30, 2021	June 30, 2020
	$	$	$
Loss from US operations	(636,005)	(951,531)	(420,578)
Combined federal and state level taxes	28.15%	27.79%	29.71%
Expected income tax payable	(179,035)	(264,430)	(124,941)
Temporary difference, equipment	147,255	200,620	-
Other	16,311	(42,348)	-
Unrecognized benefit of non-capital losses	15,469	106,158	124,941
Provision for income taxes	-	-	-

Deferred Income Taxes

Deferred tax assets have not been recognized in respect of the following United States deductible temporary differences:

	June 30,	June 30,	June 30,
	2022	2021	2020
Amounts related to tax loss carry forwards	1,618,000	1,581,000	1,199,000

A deferred tax asset has not been recognized in respect of the above because it is not probable that future taxable profits will be available against which the temporary difference can be utilized.

Non-capital Losses

As at June 30, 2022, the Company has accumulated non-capital tax loss carry forwards for income tax purposes of carry-forward of approximately $1,618,000 which may be applied against future United States taxable income and expire as detailed below.

No deferred taxes have been recognized in these consolidated financial statements in respect of the following as the probability that future taxable profit will allow the deferred tax asset to be recognized cannot be predicted at this time.

2038	$144,000
2039	634,000
2040	421,000
2041	382,000
2042	37,000
$1,618,000